Computation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator (basic and diluted):
Net income (loss)	$ 2,742	$ 2,523	$ 3,224	$ 2,010	$ 22,520	$ 3,901	$ 3,871	$ 3,029	$ 10,499	$ 33,321	$ (17,250)
Less: accretion of redemption premium expense									(2,301)	(6,209)	(6,740)
Net income (loss) attributable to common stockholders for basic EPS	2,742	2,523	2,446	487	21,616	4,288	947	261	8,198	27,112	(23,990)
Add back: accretion of redemption premium related to dilutive redeemable preferred stock			(778)	(1,523)	(904)	387	(2,924)	(2,768)	(260)	1,587
Net income (loss) attributable to common stockholders for diluted EPS									$ 7,938	$ 28,699	$ (23,990)
Denominator (basic):
Weighted average common shares outstanding	29,761	26,755	14,268	1,546	1,542	1,536	1,535	1,532	18,138	1,536	1,528
Denominator (diluted):
Weighted average common shares outstanding	29,761	26,755	14,268	1,546	1,542	1,536	1,535	1,532	18,138	1,536	1,528
Dilutive stock options and awards outstanding									1,377	1,010
Weighted average common shares from stock warrants									403	2,500
Weighted average common shares from preferred stock									4,496	15,040
Net weighted average common shares outstanding									24,414	20,086	1,528
Net income (loss) per share attributable to holders of common stock:
Basic									$ 0.45	$ 17.65	$ (15.70)
Diluted									$ 0.33	$ 1.43	$ (15.70)